Provisions - Spanish entities - Post employment plans and other similar obligations (Details) € in Millions		1 Months Ended		12 Months Ended
	Jul. 08, 2021 EUR (€) numberOfPerson	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 employees	Dec. 31, 2021 EUR (€) numberOfPerson numberOfAnnuities	Dec. 31, 2020 EUR (€) numberOfPerson	Dec. 31, 2019 EUR (€)
Employee Benefits
Provisions recognized to cover expenses of pre-retirement and voluntary redundancy offers		€ 688		€ 139	€ 84	€ 688
Number of estimate beneficiaries exercising voluntary option of substitution of life annuity for lump sum payment | numberOfPerson				3,572
Number of employees accepted the pre-retirement and voluntary redundancy offers | numberOfPerson	1,468				443
Number of maximum equal annuities | numberOfAnnuities				5
Number of beneficiaries exercising voluntary option of substitution of life annuity for lump sum payment | employees			15,613
Benefits paid in lump sum settlement					€ 1,551
Reduction in post employment liability					362
Contributions to defined contribution pension funds				€ 286	283	292
Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if increase in actuarial assumption (as a percent)				(8.67%)
Spain
Employee Benefits
Contributions to defined contribution pension funds				€ 91	€ 89	€ 89
Actuarial assumptions
Annual discount rate		0.60%		0.90%	0.60%
Spain | Other long term employee benefits
Actuarial assumptions
Annual discount rate		0.60%	0.80%	0.90%	0.60%	0.80%
Mortality tables				PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PERM/F-2000
Cumulative annual CPI growth		1.00%	1.00%	1.00%	1.00%	1.00%
Annual benefit increase rate		0.00%	0.00%	0.00%	0.00%	0.00%
Sensitivity analysis for actuarial assumptions
Expected rate of return on plan assets		0.60%	0.80%	0.90%	0.60%	0.80%
Spain | Pensions and other post-retirement obligations
Actuarial assumptions
Annual discount rate		0.60%	0.80%	0.90%	0.60%	0.80%
Mortality tables				PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PERM/F-2000
Cumulative annual CPI growth		1.00%	1.00%	1.00%	1.00%	1.00%
Annual salary increase rate		1.25%		1.25%	1.25%
Annual pension increase rate		1.00%	1.00%	1.00%	1.00%	1.00%
Sensitivity analysis for actuarial assumptions
Expected rate of return on plan assets		0.60%	0.80%	0.90%	0.60%	0.80%
Expected rate of return on reimbursement rights		0.60%	0.80%	0.90%	0.60%	0.80%
Spain | Post-employment plans | Present value of defined benefit obligation
Employee Benefits
Payments in respect of settlements	€ 166			€ 166	€ 1,551	€ 0
Effect of settlement	€ 36			€ 61	€ 372	€ 29
Spain | Discount rate actuarial assumptions
Sensitivity analysis for actuarial assumptions
Percentage of reasonably possible decrease in actuarial assumption				0.50%
Percentage of reasonably possible increase in actuarial assumption				0.50%
Spain | Discount rate actuarial assumptions | Other long term employee benefits
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)				1.18%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)				(1.18%)
Spain | Discount rate actuarial assumptions | Pensions and other post-retirement obligations
Sensitivity analysis for actuarial assumptions
Increase or decrease on obligations if decrease in actuarial assumption (as a percent)				5.00%
Increase or decrease on obligations if increase in actuarial assumption (as a percent)				(5.06%)